Intangible Assets - Other - Schedule of Reconciliation of Changes to Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	$ 5,280	$ 4,360
Exchange difference	(148)	(7)
Disposals and reclassification	(1,031)	(2)
Additions	907	2,655
Amortization charge	(1,214)	(1,726)
Other intangible assets, ending balance	3,794	5,280
Information Technology Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	1,449	2,160
Exchange difference
Disposals and reclassification	(59)
Additions		205
Amortization charge	(304)	(916)
Other intangible assets, ending balance	1,204	1,449
Other Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	3,831	2,200
Exchange difference	(148)	(7)
Disposals and reclassification	(1,090)	(2)
Additions	907	2,450
Amortization charge	(910)	(810)
Other intangible assets, ending balance	$ 2,590	$ 3,831